UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:  811-21576

Stock Dividend Fund, Inc.
(Exact name of registrant as specified in charter)

8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Address of principal executive offices)

Laura S. Adams
8150 N. Central Expressway #M1120     Dallas, Texas  75206
(Name and address of agent for service)

Registrant?s telephone number, including area code:  800-704-6072

Date of fiscal year end:  December 31

Date of Reporting Period:  December 31, 2019





























Item 1.  Report to Shareholders.
STOCK DIVIDEND FUND, INC.




ANNUAL REPORT
DECEMBER 31, 2019



Stock Dividend Fund, Inc.
8150 N. Central Expressway #M1120
Dallas, Texas 75206
1-800-704-6072

Fund Symbol: SDIVX


Dear Shareholders of Stock Dividend Fund, Inc.,

The Fund ended 2019 with a Net Asset Value per share of $28.98, after paying an income dividend of $0.7577 per share and long term capital gain of $0.4915 per share on December 26, 2019, which is up from a Net Asset Value per share of $26.01 at the beginning of the year.

For the period December 31, 2018 through December 31, 2019 the total return of the Fund was up 16.22% versus the S&P 500 up 31.48%
 and the SPDR
Portfolio S&P 500 Value etf which was up 25.20%. A few of our consumer
discretionary portfolio holdings such as Kohls, The Gap and
 Limited Brands
underperformed in 2019 and this dragged our relative overall returns.

The Fund continues to hold what we feel are very high quality companies with
stable cash flows and relatively conservative and transparent balance sheets.

The Fund begins 2020 with a meaningfully above market internal portfolio
dividend yield, companies with relatively low debt levels on average, strong cash flows, low retirement and pension liabilities, all of which we would expect
to perform well going forward.

Our top holdings and industry group exposures, as of December 31,
 2019, are
listed on the following page.

We look forward to excellent performance in 2020.


Sincerely,



Steven Adams
Portfolio Manager








STOCK DIVIDEND FUND, INC.
Top Ten Holdings and Asset Allocation
December 31, 2019


Top Ten Holdings*
(% of Net Assets)

Apple Inc.                               8.85%
Bank of America				   6.45%
Universal Corp.                          6.01%
AT&T                                     5.35%
Valero                                   5.18%
Verizon                                  5.13%
Caterpillar Inc.			   4.70%
Kohls Corp.                              4.54%
Intel Corp.                              4.50%
Cummings Inc.                            4.40%
                                        ------
                                        55.10%

Asset Allocation
(% of Net Assets)

Petroleum Refining                                               13.69%
Telephone Communications, Except Radiotelephone			 10.47%
National Commercial Banks                                        10.03%
Electronic Computers                                              8.85%
Pharmaceutical Preps                                              7.38%
Computer and Office Equipment                                     7.04%
Raw Farm Food                                                     6.01%
Construction Machinery and Equipment	                        4.70%
Department Stores                                                 4.54%
Semi Conductors and Related Devices                               4.50%
Engines and Turbines                                              4.40%
Variety Stores                                                    4.23%
Drug Store                                                        3.44%
Women?s Apparel Store                                             3.32%
Malt Beverage                                                     3.18%
Family Stores                                                     3.12%
Other Assets, Less Liabilities, Net                               0.92%
                                                                  -----
                                                                100.00%


*Portfolio holdings are subject to change and are not recommendations of
individual stocks












STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $100,000 investment in the Stock Dividend Fund from its inception, December 27,
 2004 to
years ending through 2019. These changes are then compared to a $100,000 investment in the S&P 500 Index for the same period. Returns shown include the reinvestment of all dividends but do not reflect deduction for taxes a shareholder would pay on distributions or redemption of Fund shares.
 Past
performance is not predictive of future performance.  Investment return
 and
principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

          Inception  Year End Year End Year End Year End Year End Year End
              (12/27/04)  2004     2005     2006     2007     2008    2009
Stock Dividend ------  ------  ------  -------  -------  ------- --------
Fund          $100,000  $100,680 $107,735 $130,128 $136,817 $87,618 $103,836
S&P 500 Index $100,000  $100,150 $105,007 $121,588 $128,069 $80,696 $102,049


             Year End Year End Year End Year End Year End Year End Year End
             2010     2011     2012     2013     2014     2015     2016
Stock Dividend -----  -------  -------  ------- -------  -------  ---------
Fund           $122,973 $132,921 $151,264 $193,996 $188,913 $157,205 $214,380
S&P 500 Index  $117,438 $119,892 $139,063 $184,064 $209,207 $212,094 $237,397

             Year End Year End Year End
             2017     2018     2019
Stock Dividend -------  -------  --------
Fund           $263,841 $248,617 $288,946
S&P 500 Index  $289,150 $276,456 $364,369






















STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY (continued)






$360,000|
$350,000|                                                             *
$340,000|
$330,000|
$320,000|
$310,000|
$300,000|
$290,000|                                                    *        #
$280,000|                                                         *
$270,000|
$260,000|                                                     #
$250,000|                                                          #
$240,000|                                                *
$230,000|
$220,000|                                                 #
$210,000|                                         *  *
$200,000|
$190,000|                                    #   #
$180,000|                                     *
$170,000|
$160,000|                                              #
$150,000|                                #
$140,000|            #                    *
$130,000|        #    *              #
$120,000|         *              #*   *
$110,000|    #*
$100,000| #*                 #*
$ 90,000|                #
$ 80,000|                 *
        ________________________________________________________________
      2	  2   2   2   2   2   2   2   2   2   2   2   2   2   2   2
      0	  0   0   0   0   0   0   0   0   0   0   0   0   0   0   0
      0   0   0   0   0   0   1   1   1   1   1   1   1   1   1   1
      4   5   6   7   8   9   0   1   2   3   4   5   6   7   8   9


       #=Stock Dividend Fund       *=S&P 500 Index












STOCK DIVIDEND FUND, INC.
PERFORMANCE SUMMARY (continued)




                5 Day   Annual Annual Annual Annual  Annual Annual  Annual
                Return  Return Return Return Return  Return Return  Return
                2004    2005   2006   2007   2008    2009   2010    2011
Stock Dividend  ------  ------ ------ ------ ------  ------ ------  ------
Fund            0.68%   6.65%  21.19% 5.14% (35.96)% 18.51% 18.34%  8.09%
S&P 500 Index   0.15%   4.85%  15.79% 5.33% (36.99)% 26.46% 15.08%  2.09%

                Annual Annual Annual  Annual   Annual  Annual Annual
                Return Return Return  Return   Return  Return Return
                2012   2013    2014    2015    2016    2017   2018
Stock Dividend  ------ ------ ------  ------   ------  ------ --------
Fund            13.80% 28.25% (2.62)% (16.78)% 36.37%  23.07%  (5.77)%
S&P 500 Index   15.99% 32.36% 13.66 %   1.38 % 11.93%  21.80%  (4.39)%


                Annual      Average
                Return   Annual Return
                2019     5 Year   10 Year
Stock Dividend  ------   ------   ------
Fund            16.22%    8.84%    10.76%
S&P 500 Index   31.48%   11.68%    13.54%






























STOCK DIVIDEND FUND, INC.
EXPENSES
DECEMBER 31, 2019

As a shareholder of the Fund you incur ongoing costs including management fees, transaction costs, potential early redemption fees and other
operating expenses.  This example is intended to help you understand your
ongoing costs (in dollars) of investing in the Fund and to compare these costs
with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and
held for the entire six month period of June 30, 2018 to December 31, 2019.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,500 account value divided by $1,000 equals 8.5), then multiply this result by the number in the first line under the heading "Expenses Paid
 During
Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees.
Therefore, the second line of the table is useful in comparing ongoing costs only.

                                                    Expenses Paid
               Beginning        Ending              During Period*
               Account Value    Account Value       June 30, 2019
           June 30, 2019    December 31, 2019   to December 31, 2019
         ---------------    -----------------   ---------------------

Actual            $  1,000.00       $ 1,095.00            $   4.49

Hypothetical**    $  1,000.00       $ 1,021.00            $   4.33

*Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 184 days/365 days to reflect the one-half year period.
** Hypothetical return assumes 5% return before expenses.


STOCK DIVIDEND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2019


ASSETS
   Investment securities, at fair
          value(cost $23,306,056)           $  33,110,732
   Dividends receivable                            16,785
                                              -----------
              Total assets                     33,127,517
                                              -----------

LIABILITIES
   Advisory fees payable                           23,028
                                              -----------
              Total liabilities                    23,028
                                              -----------

NET ASSETS -
   Equivalent to $28.98 per
   share based on 1,142,379 shares
   of common stock issued and outstanding;
   100,000,000 shares authorized,
   $0.001 par value                          $ 33,104,489
                                             ============

NET ASSETS CONSIST OF:
  Common stock				         $      1,142
  Paid-in capital                              23,298,671
  Net unrealized appreciation                   9,804,676
                                             ------------
Net assets                                   $ 33,104,489
                                             ============

Net asset value per share                    $      28.98




















See accompanying notes to these financial statements
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2019

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------           -------

COMMON STOCKS ? 99.08%

Petroleum Refining-13.69%
   Valero Energy Corp                       18,302      $   1,713,982
   Chevron Corp.                            11,838          1,426,597
   Exxon Mobil                              20,764          1,448,912
                                                            ---------
                                                            4,589,491

Semi-Conductors and Related Devices-4.50%
   Intel Corp				24,896          1,490,026

Telephone Communications, Except
Radiotelephone-10.47%
   Verizon                                  27,638          1,696,973
   AT&T                                     45,199          1,766,377
                                                            ---------
                                                            3,463,350

Computer and Office Equipment-7.04%
   Hewlett Packard Inc.                     59,853          1,229,979
   International Business Machines Corp.     8,205          1,099,798
                                                            ---------
                                                            2,329,777

Construction Machinery and Equipment-4.70%
   Caterpillar Inc.			 10,533          1,555,513

Engines and Turbines-4.40%
   Cummins Inc.                              8,148          1,458,166

National Commercial Banks-10.03%
   Bank of America                          60,645          2,135,917
   Wells Fargo                              22,018          1,184,568
                                                            ---------
                                                            3,320,485

Electronic Computers-8.85%
   Apple Inc.                                9,976          2,929,452

Variety Stores-4.23%
   Walmart                                  11,771          1,398,866

Family Stores-3.12%
   Gap Inc.                                 58,422          1,032,901

Department Stores-4.54%
   Kohl?s Corp.                             29,512          1,503,636



-	Continued ?
STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
DECEMBER 31, 2019

DESCRIPTION                                 SHARES        MARKET VALUE
-----------                                 ------        ------------

Women?s Apparel Store-3.32%
   L Brands                                 60,607         $ 1,098,199

Raw Farm Food-6.01%
   Universal Corp.                          34,886           1,990,595

Malt Beverage-3.18%
   Molson Coors Beverage Co.                19,523           1,052,290

Pharmaceutical Preps-7.38%
   AbVie Inc.                               15,379           1,361,657
   Pfizer                                   27,662           1,083,797
                                                             ---------
                                                             2,445,454

Drug Store-3.44%
  CVS Health Corp                           15,313           1,137,603

                                                            ----------

   Total common stocks (cost $22,991,129)                $  32,795,804
							    ----------



SHORT-TERM INVESTMENTS ? 0.01%
   Schwab Money Market Fund (Single Class Fund)
              -current interest at 0.30%    314,927    $       314,927
                                                              --------

   Total short-term investments (cost $   314,927)             314,927
                                                              --------

Total investment securities ? 99.98% (cost $23,306,056)     33,110,732

Other assets less liabilities ? 0.02%                          (6,243)
                                                              --------

Net assets - 100.00%                                   $    33,104,489
                                                          ============







The accompanying notes are an integral part of these financial statements


STOCK DIVIDEND FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2019



INVESTMENT INCOME
   Dividends                                             $  1,084,945
   Interest                                                     1,844
                                                         ------------
          Total investment income                           1,086,789
                                                         ------------

EXPENSES -
   Advisory fees                                              256,855
                                                             --------
          Total Expenses                                      256,855
                                                             --------

          Net investment income                               829,934
                                                         ------------

GAIN(LOSS)ON INVESTMENTS -
   Net realized gain on investments                           538,351
   Net decrease in unrealized appreciation                  3,200,545
     of investments                                       -----------

         Net realized gain and unrealized loss
           on investments                                   3,738,896
                                                         ------------

   Net increase
        in net assets resulting from operations          $  4,568,830
                                                         ============


















The accompanying notes are an integral part of these financial statements

STOCK DIVIDEND FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


                                          Year Ended      Year Ended
                                          Dec 31, 2019    Dec. 31, 2018

INCREASE(DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income                    $   829,934    $    717,256
   Net realized gain (loss)on investments       538,351       1,412,073
   Unrealized appreciation(depreciation)
     of investments  		               3,200,545     (3,771,780)
          				    -----------    ------------
      Net increase (decrease) in net assets
      resulting from operations               4,568,830     (1,642,451)


DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                       (829,934)       (717,256)
   Realized gains                              (538,351)     (1,412,073)
                                            -----------    ------------
         Total Distributions                 (1,368,285)     (2,129,329)

CAPITAL SHARE TRANSACTIONS-NET                1,630,565        (340,177)
                                            -----------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS       4,831,110     (4,111,957)

NET ASSETS, beginning of year                28,273,379      32,385,336
                                            -----------    ------------

NET ASSETS, end of year (includes          $ 33,104,489    $ 28,273,379
   undistributed net income of $- and       ===========    ============
   $-, respectively)


















The accompanying notes are an integral part of these financial statements



STOCK DIVIDEND FUND, INC.
FINANCIAL HIGHLIGHTS

PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
ENDED:
                        YEAR     YEAR      YEAR     YEAR     YEAR
                        ENDED    ENDED     ENDED    ENDED    ENDED
                        2019     2018      2017     2016     2015
                        -----    ------    ------   ------   ------
Net asset value,
  beginning of year     $26.01   $29.93    $26.61   $20.31   $25.26
                        ------   ------    ------   ------   ------
Income (loss)from investment
operations:
  Net investment income  0.76      0.71      0.70     0.61     0.71
  Net realized and
  unrealized gain
  (loss)on investments   3.46     (2.51)     5.44     6.78    (4.95)
                         ----    ------     -----     -----    -----
Total from
  investment operations	 4.22     (1.80)     6.14     7.39    (4.24)
                         ----    ------     -----     -----    -----
Less distributions from:
  Net investment income (0.76)    (0.71)    (0.75)    (0.62)   (0.71)
  Net realized gains    (0.49)    (1.41)    (2.07)    (0.47)    0.00
                        -----     ------    ------   ------   ------
    Total distributions (1.25)    (2.12)    (2.82)    (1.09)   (0.71)
                        -----     ------    ------   ------   ------
Net asset value,
  end of year          $28.98     $26.01    $29.93    $26.61   $20.31
                       ------     ------    ------   ------   ------

Total Return            16.22%    (5.77)%    23.07    36.37%  (16.78)%

Net assets, end of
   year(in 1000's)     $33,105   $28,273   $32,385   $30,726  $23,617

Ratio of expenses to
   average net
   assets(a)             0.85%     0.86%    0.85%     0.87%     0.87%

Ratio of net investment
   income to average net
   assets                2.74%     2.24%    2.37%     2.52%     2.74%

Portfolio turnover
   rate (annualized)    14.41%    28.64%   41.45%    29.83%    37.61%


(a) The Fund's actual expenses are calculated daily at 0.85% of net asset value (NAV).



The accompanying notes are an integral part of these financial statements


STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Stock Dividend Fund, Inc. (the "Fund") was incorporated in the State of Texas on April 6, 2004 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The investment objective of the Fund is to achieve growth and income by investing primarily in dividend paying common stocks. The effective date of the Fund's registration with the SEC was November 29, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The accompanying financial statements have been prepared on the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. The Fund?s significant estimates include primarily the fair value of investments. Actual results could differ from these estimates.

Security Valuation
Securities listed on a national securities exchange or in the over-the-counter market are valued at the last quoted sales price on the day of valuation, or if no quoted sales price was reported on that date, the last quoted bid price. Short-term investments are valued at cost which approximates fair value. Securities for which quotations are not readily available are valued at their estimated fair value as determined in good faith by the Fund's Board of Directors.

Securities Transactions and Investment Income
Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses are determined on a specific identification basis of the securities sold. Unrealized gains and losses resulting from the appreciation and depreciation of securities carrying values are included in the statements of operations.

Distribution of Income and Gains
The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes. Dividends are paid upon Board approval by the end of each calendar year.

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes
The Fund's policy is to continue to comply with the requirements of the
Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any realized gains on investments, to its shareholders. The
Fund also intends
to distribute sufficient net investment income and net capital gains, if any, so
that it will not be subject to excise tax on undistributed income and gains.
Therefore, no federal income tax or excise provision is required.

Net investment income (loss), net realized gains (losses) and the cost of investments in securities may differ for financial statement and income tax purposes. The character of distributions from net investment income (loss) or net realized gains (losses)
 may differ from
their ultimate characterization for income tax purposes. At December 31, 2019, there were no material differences. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

Subsequent Events
Subsequent events were evaluated through February 14, 2019, the date the
financial statements were available for issuance.





























STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3.    FAIR VALUE OF INVESTMENTS

In accordance with U.S. generally accepted accounting principles
 (?GAAP?), fair
value is defined as the price that the Fund would receive to sell an asset or
pay to transfer a liability in an orderly transaction between market
participants at the measurement date. GAAP also establishes a framework for
measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.
Inputs may be observable or unobservable and refer broadly
 to the assumptions
that market participants would use in pricing the asset or
 liability. Observable
inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the
Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability
developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which
are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - quoted prices in active markets for identical investments.

Level 2 - observable inputs other than quoted prices(including quoted prices for
similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's
 investments by the
above fair value hierarchy levels as of December 31, 2019:

                                    Investments          Other
                                    in                   Financial
      Level                       Securities           Instruments *
      -----                         ----------           -----------
      Level 1:
         Common Stock               $32,795,805          $          0
         Short term investments         314,927                     0
                                    -----------          ------------
            Total Level 1:           33,110,732                     0
      Level 2                                 0                     0
      Level 3                                 0                     0
                                    -----------          ------------
      Total                         $33,110,732          $          0
                                    ===========          ============

   * Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts,
which are valued at the unrealized appreciation / depreciation on the
instrument. As of December 31, 2019, the Fund did not own any other financial instruments.



STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


3. FAIR VALUE OF INVESTMENTS (continued)

Transfers between levels are recognized at the end of the reporting period. There were no transfers between level 1 and level 2 during the year. There were no level 3 investments held by the Fund during the year ended December 31, 2019.


4. CAPITAL SHARE TRANSACTIONS
Capital share transactions in the Fund's $0.001 par value common stock were as follows:


                          Year Ended             Year Ended
                       December 31, 2019     December 31, 2018
                       -------------------   -------------------
                       Shares       Amount     Shares       Amount
Shares sold           83,604   $ 2,384,880    28,028   $   838,974
Shares issued in
  reinvestment of
  dividends	      47,085     1,368,286    84,598     2,129,329
                     --------     --------   --------    ---------
                     130,689     3,753,166   112,626     2,968,329

Shares redeemed      (75,349)   (2,122,600) (107,524)   (3,308,421)
                     --------     --------   --------    ---------
Net increase(decrease)55,340     1,630,566     5,102      (340,118)

Beginning of year  1,087,039    21,669,248 1,081,937    22,009,366
                   ----------   ---------- ---------    ----------
End of year        1,142,379  $ 23,299,814 1,087,039  $ 21,669,248
		 ==========	  ==========  =========   ==========

5.  INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term investments, aggregated $5,595,585 and $4,341,639, respectively, for the year ended December 31, 2019.

6. TAX MATTERS

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

On December 26, 2019, the Fund paid an income distribution of $0.7577 per share to shareholders of record on December 24, 2019 for a total distribution of
$829,934, and a long-term capital gain distribution of $0.4915 per share for a
total distribution of $538,351.

On December 21, 2018, the Fund paid an income distribution of
 $0.7148 per share
to shareholders of record on December 20, 2018 for a total distribution of

STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


6. TAX MATTERS (continued)

$717,256, and a long-term capital gain distribution of $1.4073 per share for a
total distribution of $1,412,073.

On December 22, 2017, the Fund paid an income distribution
 of $0.7500 per share
to shareholders on December 21, 2017 for a total distribution of $741,902, and a
long-term capital gain distribution of $2.0694 per share for a total
distribution of $2,046,986.

The Fund?s distributable earnings on a tax basis are determined only at the end
of each fiscal year.  As of December 31, 2019, the Fund?s most recent fiscal
year-end, the components of distributable earnings on a tax basis were as follows:

Unrealized Appreciation                    $  9,804,676
Undistributed Realized Long-Term Gains     $          0
Undistributed Ordinary Income              $          0
                                            -----------
   Total Distributable Earnings, Net       $  9,804,676

As of December 31, 2019, the tax basis components of unrealized appreciation
(depreciation) and cost of investments were as follows:

Gross tax appreciation of investments      $ 10,489,264
Gross tax depreciation of investments      $   (684,588)
                                              ---------
Net tax appreciation of investments        $  9,804,676

Federal tax cost of investments,
   Including short-term investments        $ 23,306,056


As of December 31, 2019, open Federal tax years, subject to
 examination, include
the tax years ended December 31, 2017 through December 31,
2019.   As of and
during the year ended December 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is
not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.


7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and the Advisor are under common control and the existence of that control may create operating results and financial position
different than if they were autonomous.

The Fund has an investment advisory agreement with Adams
Asset Advisors,
LLC (the "Advisor") to provide investment advisory services
 to the
Fund. Steven Adams is managing member of the Advisor and is
 also
an officer and shareholder of the Fund, and his wife, Laura
 S. Adams is a member
of the Advisor and also a director of the Fund. Under the terms STOCK DIVIDEND FUND, INC.
NOTES TO FINANCIAL STATEMENTS


7. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES (continued)

of the agreement, the Fund will pay the Advisor a monthly fee at the annual rate of 0.85% of the Fund's average daily net assets.

The fee is computed daily and payable monthly. The Advisor has contractually agreed to pay all operating expenses of the Fund, except brokerage fees and commissions, interest, taxes and extraordinary expenses.

The advisory fee for 2019, as computed pursuant to the investment advisory agreement, totaled $256,855, of which $23,028 was payable on December 31, 2019.

The Advisor acts as the transfer agent for the Fund, with Fidelity Investments as the sub-transfer agent. There are no fees associated with these services.

The Fund acts as its own custodian, effective September 1, 2008, and is in
compliance per requirements of Rule 17f-2. There are no fees associated with these services.

8.  REDEMPTION FEE
To discourage short-term trades by investors and to compensate the Fund for
costs that may be incurred by such trades, the Fund may impose a redemption fee
of 2% of the total redemption amount if shares are held less than 365 days.  For
the year ended December 31, 2019, there were no redemption fees received by the
Fund.



























ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION
Stock Dividend Fund, Inc. management is responsible for exercising the voting rights associated with the securities held by the
 Fund.  A
description of our philosophy on fulfilling this responsibility is available without charge, upon request, by calling
1-800-704-6072.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings
 with the Securities
and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website athttp://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at
the SEC's Public Reference Room in Washington DC.
 Information on the operation
of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT
At an in-person meeting held on January 18, 2019, the Board of Directors, including a majority of Directors that are not "interested"
 persons of the
Fund(as the term is defined in the 1940 Act), re-approved
 the Advisory
Agreement based upon its review of the qualitative and quantitative information provided by the Investment Advisor. The
 Directors
considered, among other things, the following information
 regarding the
Investment Advisor:


1)	Nature, extent and quality of services provided
by the Advisor
   The Directors reviewed the nature, quality and scope of current services provided by the Advisor under the Advisory Agreement.
  The
Directors also analyzed the experience of the Investment Advisor and capabilities as a portfolio manager, noting that the Advisor has managed
separate account portfolio?s successfully with assets far
 in excess of the
Fund?s NAV for decades. The Advisor?s Form ADV was reviewed as well as internal compliance policies and experience managing other portfolios.  In
addition, the portfolio and brokerage transactions of the Fund were reviewed. Based on this review, the Directors concluded that the range and quality of services to be provided by the Investment Advisor to the Fund
were appropriate and to support the selection of the original
 Investment
Advisor.

2)	Investment performance ? The Directors reviewed the
performance of the Fund
as compared to market benchmarks for various time periods.
This review
focused on investment strategy and long term performance potential. For 2018 the Fund was down 5.77% versus down 4.39% for the S&P 500 and down 8.97% for the S&P Value index. In 2017 the Fund was up 23.07% versus the S&P 500 up 21.80%. The Directors concluded that the performance of the Fund managed by the Investment Advisor, both short term and longer term, was satisfactory.

3)	Cost of services to the Fund and profitability of the Advisor The
Directors considered the Fund?s management fee and total expense ratio of the Fund relative to industry averages. The Directors determined that the Advisor is receiving a fee (0.85%) that is in line with fees charged for other funds and that the Advisor is operating profitably, is viable and should remain an ongoing entity. The Directors also noted that the Advisor is paying all expenses (except transaction commissions) associated with managing the Fund out of the management fee, which is very advantageous to shareholders versus other funds.


4)	Economies of Scale ? The Directors considered information regarding economies of scale with respect to management of the Fund and noted that the Fund and its shareholders are already experiencing and benefitting from an expense ratio (0.85%) that would be expected from that of funds with significantly larger asset bases.

5)	Conclusions ? Based on the above review and discussions, the
 Directors
concluded that it is in the best interest of the Fund and the shareholders to approve the Advisory Agreement.













































Board of Directors Information (Unaudited)
Stock Dividend Fund, Inc.
December 31, 2019

The business and affairs of the Fund are managed under the
 direction of the
Fund's Board of Directors. Information pertaining to the Directors of the Fund are set forth below. The Fund's Statement of Additional
Information includes
additional information about the Fund's Directors, and is
 available without
charge, by calling 1-800-704-6072. Each director may be contacted by writing to the director c/o Stock Dividend Fund, Inc, 8150 N. Central Expressway, Suite M1120, Dallas, Texas, 75206.


INDEPENDENT DIRECTORS

Name and Age       Position  Term/ Principal Occupation  Other Public
                             Yrs*  Past five years       Directorships
                                                         Served**
------------------ --------  ----  --------------------- -------------

Vicky L. Hubbard    Director  1    Private investor
Age 62                             since 2000, Tech Co.
                                   Manager prior


Yolawnde F. Malone  Director  1    Pres. Whitford Capital,
Age 56                             Senior Tax Mngr,
                                   Montgomery Cosia
                                   Greilich LLP prior,
                                   CPA Family Legacy
                                   Trust prior


INTERESTED DIRECTORS

Laura S. Adams      Director, 1    Member, Adams
Age 58              President      Asset Advisors
                    Secretary
                    Treasurer



*All Directors have served since the Fund?s Effective date of registration with
SEC, November 29, 2004.
**The number of portfolios in each Fund complex overseen is one. Each Director oversees two portfolios, one for each complex overseen.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to
prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Stock Dividend Fund,
 Inc.  Such
offering is made only by prospectus, which includes details as to offering
price and material information.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of Stock Dividend Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Stock Dividend Fund, Inc. (the ?Fund?) as of December 31, 2019, the related statements of operations and changes in net assets for the year ended December 31, 2019, including the related notes, and the financial highlights for the year ended December 31, 2019 (collectively referred to as the ?financial statements?). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019 and the results of its operations and its changes in net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund?s management.
 Our
responsibility is to express an opinion on the Fund?s financial statements based
on our audit. We are a public accounting firm registered with the Public
 Company
Accounting Oversight Board (United States) (?PCAOB?) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are
free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain
an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund?s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures also included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and others; when replies were not received, we
performed other appropriate auditing procedures. We believe that our audit provides a reasonable basis for our opinion.


/s/ Turner, Stone & Company, L.L.P.


Dallas, Texas
February 14, 2020

We have served as the Fund?s auditor since 2018.
Item 2. Code of Ethics. The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to all officers and employees of the Fund. The registrant has not made any amendments to its code of ethics or granted any waivers or exceptions to the code during the covered period.

Item 3. Audit Committee Financial Expert. The entire Board of Directors, in effect, acts as the audit committee. The Board has two financial experts serving on the Board. Laura Adams and Yolawnde Malone are the financial experts. Mrs. Adams is an "interested" Director and Mrs. Malone is an "independent" Director.

Item 4.  Principal Accountant fees and services.
(a)-(d) Total fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant?s independent auditor were as follows:
                       December 31,2019       December 31, 2018
Audit                  $13,000                $14,000
Audit-Related fees     $0                     $0
Tax preparation fees   $0                     $0
Other fees             $0                     $0

Audit fees include amounts related to the annual audit of the registrant?s financial statements, spot checks for compliance with Rule 17f-2 and services normally provided by the auditor in connection with statutory and regulatory filings. The registrant performance tax preparation internally.

(e)(1) The directors have not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-10 of Regulation S-X.

(e)(2) None

(f) Not applicable

(g) The aggregate fees billed for the most recent fiscal year and the preceding year by the registrant?s independent auditor for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provided ongoing services to the registrant were $0 and $0, respectively.

(h) Not applicable

Item 5.  Audit Committee of listed Registrants.  (Not applicable)

Item 6. Schedule of Investments. Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of proxy voting policies and procedures for closed-
end management investment companies.   (Not applicable)

Item 8.  Portfolio Managers of Closed-End Management Investment
Companies.  Not Applicable to open-end investment companies.

Item 9. Purchase of equity securities by closed-end management investment companies. (Not applicable)

Item 10.  Submission of Matters to a vote of security holders.  (None)

Item 11.  Controls and Procedures

a) The Fund's President has concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

b) There were no significant changes or corrective actions with regard to deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


Item 12.  Disclosure of Securities Lending Activities for Closed-End
 Management
Investment Companies.  (Not applicable)



Item 13.  Exhibits.

a)	(1)Code of Ethics- Filed with N-CSR and hereby incorporated by reference as Exhibit (p) of Post-Effective Amendment No. 16
(485BPOS)of our Registration under the Securities Act of 1933 filed on 2/12/2016 and can be viewed on the SEC.gov website under company filings. A copy of the Code of Ethics can also be obtained by calling us at 1-800-704-6072.

    (2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002- Attached


b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002- Attached


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and dates indicated.

Stock Dividend Fund
By /s/ Laura S. Adams
--------------------------------------
Laura S. Adams
President
Principal Executive Officer and Principal Financial Officer

Date  2/14/20